(10) DEFERRED TAX ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	R$ 16,647	R$ (179,847)
Social Contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	89,511	97,288
Social Contribution [Member] | CPFL Paulista [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	36,620	41,246
Social Contribution [Member] | CPFL Piratininga [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	9,145	10,180
Social Contribution [Member] | RGE Sul Distribuidora De Energia S.A. ("RGE") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	43,746	45,863
Social Contribution [Member] | CPFL Geracao De Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total
Income Tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	288,754	315,189
Income Tax [Member] | CPFL Paulista [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	101,723	114,572
Income Tax [Member] | CPFL Piratininga [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	31,385	34,938
Income Tax [Member] | RGE Sul Distribuidora De Energia S.A. ("RGE") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	144,878	153,618
Income Tax [Member] | CPFL Geracao De Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	R$ 10,769	R$ 12,061